UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 11/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 87.81%
Consumer Discretionary — 15.97%
Amazon.com, Inc. *	870	$1,023,772
Carter’s, Inc.	3,020	327,126
Delphi Automotive PLC	4,350	455,314
Home Depot, Inc./The	6,010	1,080,718
Thor Industries, Inc.	8,215	1,261,413

		4,148,343

Consumer Staples — 4.51%
Colgate-Palmolive Co.	5,140	372,393
Monster Beverage Corp. *	5,400	338,418
Reckitt Benckiser Group PLC	26,260	460,732

		1,171,543

Financials — 1.36%
Aon PLC	2,510	351,952

Health Care — 13.27%
Amgen, Inc.	2,456	431,421
Globus Medical, Inc., Class A *	8,795	334,298
Intuitive Surgical, Inc. *	1,119	447,354
Johnson & Johnson	5,590	778,855
Koninklijke Philips NV ADR	8,095	313,600
Masimo Corp. *	3,015	267,853
Mettler-Toledo International, Inc. *	706	444,222
Teleflex, Inc.	1,617	429,346

		3,446,949

Industrials — 6.94%
AMETEK, Inc.	5,245	381,259
Deluxe Corp.	6,275	446,152
Fortive Corp.	4,300	320,995
Ingersoll-Rand PLC	3,460	303,165
Nordson Corp.	2,735	351,065

		1,802,636

Information Technology — 43.42%
Alphabet, Inc., Class A *	1,120	1,160,510
Apple, Inc.	8,814	1,514,686
Applied Materials, Inc.	14,465	763,318
Applied Optoelectronics, Inc. *	7,800	340,548
Coherent, Inc. *	1,412	412,248
Electronic Arts, Inc. *	3,635	386,582
Facebook, Inc., Class A *	4,393	778,352
Fiserv, Inc. *	4,455	585,610
Flex Ltd. *	18,065	326,435
IAC/InterActiveCorp *	3,136	399,119
MasterCard, Inc., Class A	8,951	1,346,857
Microsoft Corp.	13,920	1,171,646
Qualys, Inc. *	5,885	346,627
Tencent Holdings Ltd. ADR	21,370	1,093,610
Tokyo Electron Ltd. ADR	7,335	340,417
Zebra Technologies Corp., Class A *	2,810	309,999

		11,276,564

See accompanying notes which are an integral part of this schedule of investments.

Materials — 2.34%
Eagle Materials, Inc.	5,425	607,220

Total Common Stocks (Cost $16,935,282)		22,805,207

Exchange-Traded Funds — 5.87%
Consumer Staples Select Sector SPDR Fund	5,485	307,434
iShares Nasdaq Biotechnology ETF	1,856	586,051
SPDR S&P Bank ETF	8,015	380,312
SPDR S&P Oil & Gas Exploration & Production ETF	7,000	250,040

		1,523,837

Total Exchange-Traded Funds (Cost $1,394,995)		1,523,837

Money Market Securities — 6.87%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.98% (a)	1,784,882	1,784,882

Total Money Market Securities (Cost $1,784,882)		1,784,882

Total Investments – 100.55% (Cost $20,115,159)		26,113,926

Liabilities in Excess of Other Assets – (0.55)%		(143,630)

NET ASSETS – 100.00%		$25,970,296

(a)	Rate disclosed is the seven day effective yield as of November 30, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Meritage Value Equity Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.95%
Consumer Discretionary — 7.65%
Adtalem Global Education, Inc. *	8,455	$350,460
Big Lots, Inc.	6,050	357,555
Helen of Troy Ltd. *	3,400	303,960
Ross Stores, Inc.	4,365	331,871

		1,343,846

Consumer Staples — 1.38%
Ingredion, Inc.	1,750	242,340

Energy — 8.54%
Chevron Corp.	3,220	383,148
China Petroleum & Chemical Corp. ADR	4,870	351,127
Devon Energy Corp.	8,470	326,349
Royal Dutch Shell PLC ADR, Class A	6,845	438,901

		1,499,525

Financials — 25.48%
Berkshire Hathaway, Inc., Class B *	2,429	468,821
Citigroup, Inc.	5,310	400,905
Fidelity & Guaranty Life	6,170	191,887
Lincoln National Corp.	4,620	353,661
Northern Trust Corp.	3,700	361,786
Prudential Financial, Inc.	3,675	425,712
Reinsurance Group of America, Inc.	3,445	558,262
State Street Corp.	5,015	478,180
Torchmark Corp.	4,912	436,431
Unum Group	6,265	354,724
Voya Financial, Inc.	10,070	445,094

		4,475,463

Health Care — 13.93%
Aetna, Inc.	1,670	300,901
Biogen, Inc. *	1,054	339,567
Bristol-Myers Squibb Co.	5,545	350,389
Cigna Corp.	1,965	416,049
ICON PLC *	3,565	416,428
PRA Health Sciences, Inc. *	3,910	322,067
UnitedHealth Group, Inc.	1,322	301,641

		2,447,042

Industrials — 10.65%
Herman Miller, Inc.	7,305	261,154
Raytheon Co.	2,075	396,636
Regal-Beloit Corp.	4,120	317,034
Southwest Airlines Co.	6,440	390,715
Spirit AeroSystems Holdings, Inc.	5,995	505,079

		1,870,618

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 16.52%
Benchmark Electronics, Inc. *	9,435	287,768
Cirrus Logic, Inc. *	4,535	250,513
Euronet Worldwide, Inc. *	1,900	173,565
MAXIMUS, Inc.	5,195	358,871
Skyworks Solutions, Inc.	3,255	340,929
Synopsys, Inc. *	3,625	327,627
Teradyne, Inc.	7,080	286,528
Vishay Intertechnology, Inc.	19,175	419,932
WNS Holdings Ltd. ADR *	11,060	454,898

		2,900,631

Materials — 3.14%
Cemex SAB de CV ADR *	27,677	210,068
Louisiana-Pacific Corp. *	12,350	340,983

		551,051

Real Estate — 2.83%
Host Hotels & Resorts, Inc.	9,270	183,453
Welltower, Inc.	4,655	314,026

		497,479

Utilities — 4.83%
Ameren Corp.	6,675	426,933
Entergy Corp.	4,870	421,158

		848,091

Total Common Stocks (Cost $12,665,021)		16,676,086

Exchange-Traded Funds — 3.36%
Energy Select Sector SPDR Fund	8,530	589,423

Total Exchange-Traded Funds (Cost $588,752)		589,423

Money Market Securities — 1.07%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.96% (a)	188,744	188,744

Total Money Market Securities (Cost $188,744)		188,744

Total Investments – 99.38% (Cost $13,442,517)		17,454,253

Other Assets in Excess of Liabilities – 0.62%		109,071

NET ASSETS – 100.00%		$17,563,324

(a)	Rate disclosed is the seven day effective yield as of November 30, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 90.88%
Consumer Discretionary — 5.91%
DSW, Inc., Class A	13,175	$281,023
GameStop Corp., Class A	18,025	337,969
Garmin Ltd.	11,585	719,197
Target Corp.	5,030	301,297

		1,639,486

Consumer Staples — 10.13%
Altria Group, Inc.	9,610	651,846
British American Tobacco PLC	4,795	305,106
Imperial Brands PLC ADR	11,860	493,495
Kimberly-Clark Corp.	3,170	379,639
Philip Morris International, Inc.	5,695	585,161
Unilever PLC ADR	7,005	395,642

		2,810,889

Energy — 11.96%
Alliance Holdings GP LP (a)	10,870	268,706
Enterprise Products Partners LP (a)	18,415	453,561
Phillips 66 Partners LP (a)	8,660	405,808
Plains GP Holdings LP, Class A (a)	21,480	442,273
Repsol SA ADR	28,695	527,127
Shell Midstream Partners LP (a)	9,857	266,632
Total SA ADR	9,540	539,487
Valero Energy Corp.	4,840	414,401

		3,317,995

Financials — 22.17%
AllianceBernstein Holding LP (a)	20,245	506,125
Aviva PLC ADR	29,890	417,832
AXA SA ADR	14,470	437,283
Bank of Montreal	5,525	425,480
Federated Investors, Inc., Class B	18,975	636,801
Invesco Ltd.	17,780	643,103
Lazard Ltd., Class A (a)	9,260	456,055
Moelis & Co., Class A	6,505	311,590
National Australia Bank Ltd. ADR	20,595	230,252
Old Republic International Corp.	24,825	520,580
PacWest BanCorp	5,800	276,428
Power Financial Corp.	14,895	408,570
Solar Capital Ltd. (b)	18,760	401,089
Valley National Bancorp	40,110	477,309

		6,148,497

Health Care — 3.92%
Merck & Co., Inc.	10,640	588,073
Pfizer, Inc.	13,730	497,850

		1,085,923

Industrials — 6.95%
Boeing Co./The	1,700	470,560
Eaton Corp. PLC	6,160	479,125
Lockheed Martin Corp.	1,595	508,996
Steelcase, Inc., Class A	30,850	468,920

		1,927,601

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 5.46%
HP, Inc.	24,505	525,632
International Business Machines Corp.	4,033	620,961
QUALCOMM, Inc.	5,540	367,524

		1,514,117

Materials — 7.05%
Domtar Corp.	7,715	372,017
Innophos Holdings, Inc.	5,880	272,420
Lyondellbasell Industries NV, Class A	4,165	436,076
Norbord, Inc.	8,140	282,214
Rio Tinto PLC ADR	12,390	593,481

		1,956,208

Real Estate — 7.10%
Brandywine Realty Trust	23,590	406,456
Medical Properties Trust, Inc.	29,910	409,468
Simon Property Group, Inc.	1,711	276,754
Uniti Group, Inc.	24,910	401,051
VEREIT, Inc.	61,125	476,775

		1,970,504

Telecommunication Services — 6.42%
AT&T, Inc.	16,965	617,187
China Mobile Ltd. ADR	10,830	550,597
Verizon Communications, Inc.	12,042	612,817

		1,780,601

Utilities — 3.81%
Entergy Corp.	7,005	605,792
Public Service Enterprise Group, Inc.	8,470	449,418

		1,055,210

Total Common Stocks (Cost $21,555,848)		25,207,031

Convertible Preferred Stocks — 5.51%
Health Care — 2.20%
Anthem, Inc., 5.25%	10,560	609,629

Industrials — 1.18%
Stericycle, Inc., 5.25%	6,265	327,409

Information Technology — 2.13%
Belden, Inc., 6.75%	5,210	591,335

Total Convertible Preferred Stocks (Cost $1,365,437)		1,528,373

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 3.88%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.96% (c)	1,077,496	1,077,496

Total Money Market Securities (Cost $1,077,496)		1,077,496

Total Investments – 100.27% (Cost $23,998,781)		27,812,900

Liabilities in Excess of Other Assets – (0.27)%		(75,413)

NET ASSETS – 100.00%		$27,737,487

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of November 30, 2017.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At November 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Meritage Growth Equity Fund	$20,132,989	$6,062,119	$(81,182)	$5,980,937
Meritage Value Equity Fund	13,483,030	4,098,210	(126,987)	3,971,223
Meritage Yield-Focus Equity Fund	24,236,401	4,005,875	(429,376)	3,576,499

See accompanying notes which are an integral part of this schedule of investments.

Meritage Funds

Related Notes to the Schedule of Investments

November 30, 2017

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and convertible preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange,

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2017

(Unaudited)

equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Trust’s Valuation Committee, in consultation with Meritage Portfolio Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2017

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks *	$22,805,207	$—	$—	$22,805,207
Exchange-Traded Funds	1,523,837	—	—	1,523,837
Money Market Securities	1,784,882	—	—	1,784,882

Total	26,113,926	—	—	26,113,926
Value Equity Fund
Common Stocks *	16,676,086	—	—	16,676,086
Exchange-Traded Funds	589,423	—	—	589,423
Money Market Securities	188,744	—	—	188,744

Total	17,454,253	—	—	17,454,253
Yield-Focus Equity Fund
Common Stocks *	25,207,031	—	—	25,207,031
Convertible Preferred Stocks *	1,528,373	—	—	1,528,373
Money Market Securities	1,077,496	—	—	1,077,496

Total	27,812,900	—	—	27,812,900

*	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of November 30, 2017 based on input levels assigned at August 31, 2017.

Preserver Alternative Opportunities Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 62.30%
Australia — 1.93%
Consumer Discretionary — 1.04%
Aristocrat Leisure Ltd.	12,000	$199,607

Industrials — 0.89%
Sydney Airport	30,716	172,168

		371,775

Canada — 2.10%
Real Estate — 0.76%
NorthWest Healthcare Properties Real Estate Investment Trust	16,521	146,366

Utilities — 1.34%
Brookfield Infrastructure Partners LP	6,000	257,040

		403,406

Denmark — 0.94%
Consumer Discretionary — 0.94%
Pandora A/S	1,800	180,339

		180,339

France — 1.16%
Industrials — 1.16%
Thales SA	2,200	222,357

		222,357

Germany — 7.02%
Consumer Discretionary — 0.87%
adidas AG	800	166,817

Consumer Staples — 1.14%
Henkel AG & Co. KGaA	1,800	219,376

Financials — 1.34%
AURELIUS SE & Co. KGaA	4,000	258,605

Industrials — 1.10%
KION Group AG	2,600	211,602

Materials — 1.19%
LANXESS AG	3,000	227,874

Real Estate — 1.38%
Deutsche Wohnen SE	6,000	265,223

		1,349,497

See accompanying notes which are an integral part of this schedule of investments.

Israel — 1.45%
Industrials — 1.45%
Elbit Systems Ltd.	2,000	279,000

		279,000

Japan — 7.56%
Consumer Discretionary — 2.73%
McDonald’s Holdings Co. Japan Ltd.	7,200	313,836
Sony Corp. ADR	4,500	210,600

		524,436

Consumer Staples — 1.09%
Calbee, Inc.	6,000	209,278

Information Technology — 3.74%
Amano Corp.	10,000	260,553
Keyence Corp.	350	201,888
Nippon Ceramic Co. Ltd.	9,500	257,065

		719,506

		1,453,220

United Kingdom — 3.06%
Financials — 1.67%
Willis Towers Watson PLC	2,000	321,600

Health Care — 1.39%
Abcam PLC	20,000	265,927

		587,527

United States — 37.08%
Consumer Discretionary — 2.80%
Liberty Media Corp. - Formula One Group, Class C *	7,000	254,800
Mohawk Industries, Inc. *	1,000	282,610

		537,410

Energy — 4.82%
Andeavor	2,000	210,940
Diamondback Energy, Inc. *	2,000	218,620
Enterprise Products Partners LP (a)(b)	9,000	221,670
EQT Midstream Partners LP (a)	4,000	274,480

		925,710

Financials — 11.80%
Berkshire Hathaway, Inc., Class B (b)*	2,000	386,020
BlackRock, Inc.	600	300,714
Blackstone Group LP/The (a)	8,000	253,760
Burford Capital Ltd.	35,000	583,254
First Republic Bank	2,500	238,850
Great Ajax Corp.	15,000	214,650
Western Alliance Bancorp. *	5,000	290,900

		2,268,148

Health Care — 2.37%
UnitedHealth Group, Inc.	2,000	456,340

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 6.92%
AMETEK, Inc.	4,000	290,760
FedEx Corp.	2,000	462,920
Fortress Transportation & Infrastructure Investors LLC	13,000	236,600
Stanley Black & Decker, Inc.	2,000	339,260

		1,329,540

Information Technology — 3.06%
Adobe Systems, Inc. *	2,000	362,940
MasterCard, Inc., Class A	1,500	225,705

		588,645

Real Estate — 5.31%
Digital Realty Trust, Inc.	2,500	291,750
Landmark Infrastructure Partners LP (a)	12,240	205,632
Prologis, Inc.	3,000	198,690
Simon Property Group, Inc.	2,000	323,500

		1,019,572

		7,125,365

Total Common Stocks (Cost $10,318,456)		11,972,486

Preferred Stocks — 3.06%
United States — 3.06%
Energy — 0.92%
Kinder Morgan, Inc., Series A, 9.75%	5,000	178,200

Industrials — 1.09%
Stericycle, Inc., 5.25%	4,000	209,040

Real Estate — 1.05%
Invesco Mortgage Capital, Inc., Series A, 7.75%	8,000	201,840

Total Preferred Stocks (Cost $688,869)		589,080

See accompanying notes which are an integral part of this schedule of investments.

	Principal Amount
Corporate Bonds — 10.86%
Canada — 0.76%
Health Care — 0.76%
Valeant Pharmaceuticals International, Inc., Series REGS, 7.25%, 7/15/22	$150,000	146,812

		146,812

United States — 10.10%
Consumer Discretionary — 1.87%
International Game Technology PLC, 5.35%, 10/15/23	120,000	123,600
Ruby Tuesday, Inc., 7.63%, 5/15/20	110,000	112,475
Scientific Games International, Inc., 6.25%, 9/1/20	120,000	122,250

		358,325

Energy — 1.05%
Genesis Energy LP, 6.75%, 8/1/22	100,000	103,845
Range Resources Corp., 4.88%, 5/15/25	100,000	98,000

		201,845

Financials — 1.07%
Stifel Financial Corp., 4.25%, 7/18/24	200,000	205,528

Health Care — 2.09%
CHS/Community Health Systems, Inc., 7.13%, 7/15/20	130,000	102,050
DaVita, Inc., 5.00%, 5/1/25	200,000	200,560
Tenet Healthcare Corp., 8.13%, 4/1/22	100,000	99,375

		401,985

Industrials — 2.00%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	120,000	136,350
Timken Co./The, 3.88%, 9/1/24	100,000	100,758
Triumph Group, Inc., 5.25%, 6/1/22	150,000	147,562

		384,670

Materials — 1.02%
AK Steel Corp., 6.38%, 10/15/25	200,000	195,500

Real Estate — 0.54%
Senior Housing Properties Trust, 4.75%, 5/1/24	100,000	104,431

Utilities — 0.46%
Ferrellgas Partners LP, 8.63%, 6/15/20	100,000	89,000

		1,941,284

Total Corporate Bonds (Cost $2,023,965)		2,088,096

See accompanying notes which are an integral part of this schedule of investments.

Collateralized Mortgage Obligations — 2.84%
Banc of America Mortgage Securities, Inc., Series 04-K, Class 1A2, 3.84%, 12/25/34 (c)	91,844	88,447
Countrywide Alternative Loan Trust, Series 03-J2, Class A1, 6.00%, 10/25/33	54,811	57,110
Countrywide Home Loans Mortgage Pass Through Trust, Series 04-HYB9, Class 1A1, 3.51%, 2/20/35 (c)	68,085	68,908
GSR Mortgage Loan Trust, Series 05-5F, Class 8A3, 2.05%, 6/25/35 (c)	26,358	25,206
HarborView Mortgage Loan Trust, Series 04-7, Class 2A1, 3.30%, 11/19/34 (c)	128,780	130,285
Impac CMB Trust, Series 05-8, Class 2B, 3.80%, 2/25/36 (c)	183,418	177,331

Total Collateralized Mortgage Obligations (Cost $519,069)		547,287

Asset-Backed Securities — 2.24%
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (d)	141,489	147,608
Residential Asset Mortgage Products, Inc., Series 2001-RS2, 2.66%, 6/25/31 (c)	283,970	283,358

Total Asset-Backed Securities (Cost $402,410)		430,966

U.S. Treasury Obligations — 3.31%
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/25 (e)	200,000	206,903
United States Treasury Note, 1.13%, 2/28/21	200,000	194,742
United States Treasury Note, 1.63%, 2/15/26	250,000	235,962

Total U.S. Treasury Obligations (Cost $653,359)		637,607

	Shares
Closed-End Funds — 3.76%
Eaton Vance Limited Duration Income Fund	15,000	201,300
Pioneer Diversified High Income Trust	10,000	155,200
Western Asset Emerging Markets Debt Fund, Inc.	13,000	199,030
Western Asset Global High Income Fund, Inc.	17,000	168,300

Total Closed-End Funds (Cost $703,660)		723,830

Foreign Registered Closed-End Funds — 2.42%
Third Point Offshore Investors Ltd.	12,000	206,160
VinaCapital Vietnam Opportunity Fund Ltd.	60,000	258,691

Total Foreign Registered Closed-End Funds (Cost $390,741)		464,851

See accompanying notes which are an integral part of this schedule of investments.

Exchange-Traded Funds — 1.61%
SPDR Bloomberg Barclays Convertible Securities ETF	6,000	309,900

Total Exchange-Traded Funds (Cost $282,513)		309,900

Total Investments – 92.45% (Cost $15,983,042)		17,764,103

Other Assets in Excess of Liabilities – 7.55%		1,450,953

NET ASSETS – 100.00%		$19,215,056

(a)	Master Limited Partnership
(b)	All or a portion of the security is held as collateral for unsettled security transactions.
(c)	Variable or Floating Rate Security. Rate fluctuations may be used on index changes, prepayment or underlying positions and/or other variables. Rate presented is as of November 30, 2017.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of November 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,914,795
Gross Unrealized Depreciation	(303,432)

Net Unrealized Appreciation (Depreciation)	$1,611,363

As of November 30, 2017, the aggregate cost of securities for federal income tax purposes was $16,152,740 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

November 30, 2017 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Preserver Partners, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Trust’s Valuation Committee, after consultation with the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with Capitol Series Trust (the “Trust”) valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation procedures would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, other data calls into question the reliability market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total
Common Stocks	$11,972,486	$—	$—	$11,972,486
Preferred Stocks	589,080	—	—	589,080
Corporate Bonds	—	2,088,096	—	2,088,096
Collateralized Mortgage Obligations	—	547,287	—	547,287
Asset-Backed Securities	—	430,966	—	430,966
U.S. Treasury Obligations	—	637,607	—	637,607
Closed-End Funds	723,830	—	—	723,830
Foreign Registered Closed-End Funds	464,851	—	—	464,851
Exchange-Traded Funds	309,900	—	—	309,900

Total	$14,060,147	$3,703,956	$—	$17,764,103

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of November 30, 2017 based on input levels assigned at August 31, 2017.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Hedeker Strategic Appreciation Fund

Schedule of Investments

November 30, 2017 (Unaudited)

	Principal
	Amount	Fair Value
Convertible Bonds — 86.59%
Consumer Discretionary — 7.27%
Carriage Services, Inc., 2.75%, 3/15/2021	$300,000	$376,125
Ctrip.com International Ltd., 1.00%, 7/1/2020	500,000	536,250
DISH Network Corp., 3.38%, 8/15/2026	750,000	839,531
Horizon Global Corp., 2.75%, 7/1/2022	300,000	289,110
Priceline Group, Inc./The, 0.90%, 9/15/2021	500,000	567,812
Tesla, Inc., 0.25%, 3/1/2019	750,000	794,531
Vitamin Shoppe, Inc., 2.25%, 12/1/2020	500,000	315,500

		3,718,859

Energy — 4.36%
Cheniere Energy, Inc., 4.25%, 3/15/2045	25,000	17,531
Green Plains, Inc., 4.13%, 9/1/2022	500,000	471,563
Hurricane Energy PLC, 7.50%, 7/24/2022	500,000	510,000
PDC Energy, Inc., 1.13%, 9/15/2021	850,000	816,425
Renewable Energy Group, Inc., 2.75%, 6/15/2019	400,000	414,750

		2,230,269

Financials — 16.52%
AmTrust Financial Services, Inc., 2.75%, 12/15/2044	1,600,000	1,142,720
BlackRock Capital Investment Corp., 5.50%, 2/15/2018	8,000	8,090
EZCORP, Inc., 2.13%, 6/15/2019	500,000	511,250
GAIN Capital Holdings, Inc., 4.13%, 12/1/2018	500,000	514,100
GSV Capital Corp., 5.25%, 9/15/2018	808,000	809,050
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	500,000	511,250
Old Republic International Corp., 3.75%, 3/15/2018	85,000	115,175
PRA Group, Inc., 3.00%, 8/1/2020	500,000	482,188
Prospect Capital Corp., 4.95%, 7/15/2022	1,000,000	988,125
Resource Capital Corp., 8.00%, 1/15/2020	375,000	389,963
Safeguard Scientifics, Inc., 5.25%, 5/15/2018	1,050,000	1,102,710
Starwood Property Trust, Inc., 4.00%, 1/15/2019	500,000	552,812
TCP Capital Corp., 5.25%, 12/15/2019	500,000	525,937
Two Harbors Investment Corp., 6.25%, 1/15/2022	750,000	792,000

		8,445,370

Health Care — 21.66%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	525,000	441,328
Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/2020	1,000,000	1,061,250
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	400,000	349,000
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	550,000	659,656
BioMarin Pharmaceutical, Inc., 1.50%, 10/15/2020	300,000	348,000
Depomed, Inc., 2.50%, 9/1/2021	750,000	586,406
Hologic, Inc., Series 2012, 2.00%, 3/1/2042	500,000	686,250
Intercept Pharmaceuticals, Inc., 3.25%, 7/1/2023	650,000	522,438
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/2021	500,000	554,375
Jazz Investments I Ltd., 1.88%, 8/15/2021	1,200,000	1,221,750
Medicines Co./The, 2.75%, 7/15/2023	550,000	517,000
Nevro Corp., 1.75%, 6/1/2021	750,000	801,562
NuVasive, Inc., 2.25%, 3/15/2021	500,000	582,187
PDL BioPharma, Inc., 2.75%, 12/1/2021	500,000	505,750
Radius Health, Inc., 3.00%, 9/1/2024	750,000	659,531
Teligent, Inc., 3.75%, 12/15/2019	800,000	708,080
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 2/1/2026	1,000,000	866,875

		11,071,438

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 6.78%
Astaldi SpA, 4.88%, 6/21/2024	500,000	297,548
Carillion Finance (Jersey) Ltd., 2.50%, 12/19/2019	300,000	101,447
Echo Global Logistics, Inc., 2.50%, 5/1/2020	1,217,000	1,237,537
KeyW Holding Corp./The, 2.50%, 7/15/2019	300,000	272,340
Macquarie Infrastructure Corp., 2.88%, 7/15/2019	380,000	396,150
Tutor Perini Corp., 2.88%, 6/15/2021	600,000	659,250
Weatherford International PLC, 5.88%, 7/1/2021	500,000	502,188

		3,466,460

Information Technology — 22.66%
Blackhawk Network Holdings, Inc., 1.50%, 1/15/2022	500,000	519,688
Cardtronics, PLC, 1.00%, 12/1/2020	1,000,000	898,125
Electronics For Imaging, Inc., 0.75%, 9/1/2019	500,000	488,438
Envestnet, Inc., 1.75%, 12/15/2019	500,000	523,125
Finisar Corp., 0.50%, 12/15/2033	750,000	758,437
Inphi Corp., 0.75%, 9/1/2021	500,000	519,688
Integrated Device Technology, Inc., 0.88%, 11/15/2022	800,000	903,500
InterDigital, Inc., 1.50%, 3/1/2020	500,000	596,250
j2 Global, Inc., 3.25%, 6/15/2029	350,000	439,250
Knowles Corp., 3.25%, 11/1/2021	900,000	1,035,000
Liberty Interactive LLC, 4.00%, 11/15/2029	850,000	607,750
Nuance Communications, Inc., 1.00%, 12/15/2035	430,000	405,813
Pandora Media, Inc., 1.75%, 12/1/2020	800,000	716,000
Rovi Corp., 0.50%, 3/1/2020	500,000	487,188
Synchronoss Technologies, Inc., 0.75%, 8/15/2019	1,600,000	1,483,000
Veeco Instruments, Inc., 2.70%, 1/15/2023	800,000	709,120
Verint Systems, Inc., 1.50%, 6/1/2021	500,000	495,313

		11,585,685

Materials — 2.10%
Cemex SAB de CV, 3.72%, 3/15/2020	500,000	521,250
RTI International Metals, Inc., 1.63%, 10/15/2019	500,000	552,187

		1,073,437

Real Estate — 3.20%
Colony NorthStar, Inc., 3.88%, 1/15/2021	10,000	10,050
Colony NorthStar, Inc., 5.00%, 4/15/2023	1,000,000	1,036,250
Helical Bar Jersey Ltd., 4.00%, 6/17/2019	400,000	540,782
Spirit Realty Capital, Inc., 2.88%, 5/15/2019	50,000	50,063

		1,637,145

Utilities — 2.04%
Just Energy Group, Inc., 6.50%, 7/29/2019	800,000	786,000
Pattern Energy Group, Inc., 4.00%, 7/15/2020	250,000	256,719

		1,042,719

Total Convertible Bonds (Cost $45,299,246)		44,271,382

Convertible Preferred Stocks — 5.81%

	Shares
Energy — 0.51%
Chesapeake Energy Corp., 4.50%	5,000	258,550

Financials — 5.30%
Capitala Finance Corp., 5.75%	33,203	823,434
Great Ajax Corp., 7.25%	28,196	731,334
NY Community Cap Trust V, 6.00%	23,000	1,154,600

		2,709,368

Total Convertible Preferred Stocks (Cost $2,983,034)		2,967,918

See accompanying notes which are an integral part of this schedule of investments.

Common Stocks — 0.89%
Financials — 0.89%
KeyCorp	24,007	455,655

Total Common Stocks (Cost $454,141)		455,655

Money Market Securities — 1.56%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.01%(a)	798,170	798,170

Total Money Market Securities (Cost $798,170)		798,170

Total Investments – 94.85% (Cost $49,534,591)		48,493,125

Other Assets in Excess of Liabilities – 5.15%		2,633,738

NET ASSETS – 100.00%		$51,126,863

(a)	Rate disclosed is the seven day effective yield as of November 30, 2017.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of November 30, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$888,170
Gross unrealized depreciation	(1,977,590)

Net unrealized appreciation (depreciation)	$(1,089,420)

As of November 30, 2017, the aggregate cost of securities for federal income tax purposes was $49,582,545 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

November 30, 2017 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

November 30, 2017 (Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board. If Hedeker Wealth LLC (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Capitol Series Trust’s (the “Trust”) Valuation Committee, after consultation with the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount that the Fund might reasonably expect to receive upon the current sale. In determining the fair value of certain convertible bonds, the Adviser uses various inputs (including, but not limited to, listed equity prices, listed derivative prices, credit default swap spreads, corporate bond spreads, valuation models and historical prices) to determine a fair market midpoint price. If the fair market midpoint prices does not correlate to the price provided by the primary pricing vendor, the Trust’s Valuation Committee, in consultation with the Adviser, established sources to establish the fair value of certain convertible bonds.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$44,271,382	$—	$44,271,382
Convertible Preferred Stocks	2,967,918	—	—	2,967,918
Common Stocks	455,655	—	—	455,655
Money Market Securities	798,170	—	—	798,170

Total	$4,221,743	$44,271,382	$—	$48,493,125

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of November 30, 2017 based on input levels assigned on August 31, 2017.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	1/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	1/24/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	1/24/2018